Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of Tax Expense According to Region

€ millions	2017	2016	2015
Current tax expense
Germany	922	853	859
Foreign	716	537	408
Total current tax expense	1,638	1,390	1,267
Deferred tax income
Germany	–584	–38	–74
Foreign	–84	–123	–258
Total deferred tax income	–668	–161	–332
Total income tax expense	970	1,229	935

Schedule of Major Components of Tax Expense

€ millions	2017	2016	2015
Current tax expense/income
Tax expense for current year	1,623	1,412	1,278
Taxes for prior years	15	–22	–11
Total current tax expense	1,638	1,390	1,267
Deferred tax expense/income
Origination and reversal of temporary differences	–891	–403	–428
Unused tax losses, research and development tax credits, and foreign tax credits	223	242	96
Total deferred tax income	–668	–161	–332
Total income tax expense	970	1,229	935

Schedule of Profit Before Tax
€ millions	2017	2016	2015
Germany	2,785	3,109	3,161
Foreign	2,241	1,754	830
Total	5,026	4,863	3,991

Schedule of Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2017	2016	2015
Profit before tax	5,026	4,863	3,991
Tax expense at applicable tax rate of 26.4% (2016: 26.4%; 2015: 26.4%)	1,326	1,284	1,055
Tax effect of:
Foreign tax rates	–402	–105	–126
Changes in tax laws and tax rates	–212	3	12
Non-deductible expenses	82	78	61
Tax exempt income	–95	–106	–103
Withholding taxes	131	112	115
Research and development and foreign tax credits	–26	–36	–31
Prior-year taxes	–39	–43	–55
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	185	43	43
Other	20	–1	–36
Total income tax expense	970	1,229	935
Effective tax rate (in %)	19.3	25.3	23.4

Schedule of Recognized Deferred Tax Assets and Liabilities

€ millions	2017	2016
Deferred tax assets
Intangible assets	563	81
Property, plant, and equipment	10	32
Other financial assets	12	18
Trade and other receivables	57	72
Pension provisions	112	108
Share-based payments	164	207
Other provisions and obligations	408	517
Deferred income	77	118
Carryforwards of unused tax losses	187	378
Research and development and foreign tax credits	166	235
Other	75	102
Total deferred tax assets	1,831	1,868
Deferred tax liabilities
Intangible assets	617	1,162
Property, plant, and equipment	92	66
Other financial assets	104	158
Trade and other receivables	125	125
Pension provisions	9	7
Share-based payments	1	3
Other provisions and obligations	29	122
Deferred income	22	39
Other	50	26
Total deferred tax liabilities	1,049	1,708
Total deferred tax assets, net	782	160

Schedule of Items Not Resulting in a Deferred Tax Asset

€ millions	2017	2016	2015
Unused tax losses
Not expiring	375	338	279
Expiring in the following year	9	32	95
Expiring after the following year	535	649	704
Total unused tax losses	919	1,019	1,078
Deductible temporary differences	524	33	122
Unused research and development and foreign tax credits
Not expiring	38	33	34
Expiring in the following year	2	1	0
Expiring after the following year	34	30	20
Total unused tax credits	74	64	54

Schedule of Total Income Taxes

€ millions	2017	2016	2015
Income taxes recorded in profit	970	1,229	935
Income taxes recorded in share premium	–4	–5	–14
Income taxes recorded in other comprehensive income that will not be reclassified to profit and loss
Remeasurements on defined benefit pension plans	7	–2	–2
Income taxes recorded in other comprehensive income that will be reclassified to profit and loss
Available-for-sale financial assets	–1	–1	2
Cash flow hedges	10	–4	4
Exchange differences	2	25	–16
Total	984	1,242	909